Consolidated Quarterly Financial Data - Unaudited (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended	3 Months Ended								9 Months Ended	12 Months Ended		33 Months Ended
	Jul. 23, 2012	Jun. 28, 2012	Jul. 31, 2012	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jul. 03, 2012
Expenses:
Research and development				$ 15,642	$ 11,876	$ 11,532	$ 8,150	$ 8,001	$ 1,921	$ 1,462	$ 384	$ 46	$ 47,200	$ 11,768	$ 59,014
General and administrative				2,095	1,736	1,685	1,199	1,090	893	552	623	1,668	6,715	3,158	11,541
Acquired in-process research and development				1,000		7,000					500	6,630	8,000	500	15,130
Total expenses				18,737	13,612	20,217	9,349	9,091	2,814	2,014	1,507	8,344	61,915	15,426	85,685
Loss from operations				(18,737)	(13,612)	(20,217)	(9,349)	(9,091)	(2,814)	(2,014)	(1,507)	(8,344)	(61,915)	(15,426)	(85,685)
Interest income				40	53	39	20	13	14	7	4	20	152	38	210
Other income(expense)											(1,010)	(651)		(1,010)	(1,661)
Net loss				(18,697)	(13,559)	(20,178)	(9,329)	(9,078)	(2,800)	(2,007)	(2,513)	(8,975)	(61,763)	(16,398)	(87,136)
Net loss per share: basic and diluted (in dollars per share)				$ (0.70)	$ (0.52)	$ (21.31)	$ (13.59)	$ (15.41)	$ (5.20)	$ (4.11)	$ (5.74)	$ (26.65)	$ (4.51)	$ (31.90)	$ (16.64)
Weighted-average shares: basic and diluted				26,740,000	26,130,000	947,000	687,000	589,000	539,000	488,000	438,000	337,000	13,696,000	514,000	5,237,000
Net proceeds from the issuance of common stock	$ 78,000												$ 77,960		$ 77,960
Number of shares issued		6,000,000	6,430,183
Number of shares sold under underwriters' over-allotment option	430,183
Number of shares of common stock issued on conversion from convertible preferred stock																19,410,490